Significant Accounting Policies (Effect of Cumulative Catch-Up Adjustment) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cost of revenue sold, change in estimate	$ (51,000)	$ (38,000)	$ (8,300)
Percentage of cost of revenue sold	(1.14%)	(0.92%)	(0.21%)
Cost of revenue sold, increase (decrease) to net income	$ (44,700)	$ (32,700)	$ (7,200)
Cost of revenue sold, increase (decrease) in earnings per share, diluted	$ (1.00)	$ (0.73)	$ (0.16)